Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 1,755,491	$ 2,890,425
Cost of sales	952,612	1,328,187
Gross Profit	802,879	1,562,238
Salaries and benefits	780,829	721,957
Commission	116,388	106,254
Marketing and advertising	36,738	67,737
Professional fees	99,604	29,822
Rent and occupancy	77,076	73,899
Interest and bank charges	48,861	13,894
Travel	90,786	56,574
Telecommunications	42,915	29,209
Repair and maintenance	24,964	25,345
Other operating expense	127,080	133,687
Total Operating Expenses	1,445,241	1,258,378
Net loss for the year before income taxes	(642,362)	303,860
Income taxs
Net loss for the year	(642,362)	303,860
Foreign currency translation adjustment	(10,155)	31,732
Comprehensive (loss) income	$ (652,517)	$ 335,592
(Loss) income per share - basic and diluted	$ (60.06)	$ 30.89
Weighted average number of common shares outstanding	10,864	10,864